Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions

Amounts receivable/payable from/to affiliates are shown in the following table:

	2019	2018

Receivable from:
CMFG Life	$476	$5,001
Other	8	26

Total	$484	$5,027

Payable to:
CUNA Brokerage Services, Inc.	$3,383	$2,948
Other	150	58

Total	$3,533	$3,006